Income Taxes (Tables)	12 Months Ended
Jul. 31, 2014
INCOME TAXES [Abstract]
Provision for Income Taxes

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference for the periods ended July 31, 2014 and 2013 are as follows.

	July 31, 2014	July 31, 2013
Tax benefit at U.S. statutory rate	$466,602	$175,906
Permanent difference - beneficial conversion features	(380,452)	(56,805)
Valuation allowance	(86,150)	(119,101)
	$—	$—